Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Raymond W. McDaniel, Jr. ($)	Compensation Actually Paid to Raymond W. McDaniel, Jr.($)(1)(2)	Summary Compensation Table Total for Robert Fauber ($)	Compensation Actually Paid to Robert Fauber ($)(1)(2)	Average Summary Compensation Total for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(1)(3)	Value of Initial Fixed $100 Investment Based On:
							Moody’s Cumulative TSR ($)	Russell 3000 Financial Services Index Cumulative TSR ($)	Net Income ($millions)	MCO EPS for Compensation Purposes ($)(4)

2024	—	—	16,966,442	35,152,457	7,127,703	9,265,206	208	185	2,058	12.47
2023	—	—	14,387,659	23,499,543	2,887,540	2,635,366	170	143	1,607	9.90
2022	—	—	11,619,773	(4,692,319)	3,186,695	(1,700,521)	120	116	1,374	8.57
2021	—	—	9,750,157	21,584,082	3,056,066	7,117,461	167	136	2,214	12.29
2020	17,270,662	22,264,987	—	—	3,869,500	5,653,058	123	99	1,778	10.15

Company Selected Measure Name	MCO EPS for Compensation Purposes
Named Executive Officers, Footnote	For 2024, other NEOs include Messrs. Steele, Tulenko and West, and Ms Heuland and Ms Sullivan. For 2023, other NEOs include Messrs. Kaye, Goggins, Steele, Tulenko and West and Ms Sullivan. For 2022 and 2021, other NEOs include Messrs. Kaye, Goggins, Tulenko and West. For 2020, other NEOs include Messrs. Kaye, Fauber (when he served as Chief Operating Officer), Tulenko and West.
PEO Total Compensation Amount	$ 16,966,442
PEO Actually Paid Compensation Amount	$ 35,152,457
Adjustment To PEO Compensation, Footnote	The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Fauber for 2024 are as follows:

2024 (Mr. Fauber) ($)

Reported SCT Total Compensation	16,966,442
Subtract: Equity Award Values Reported in the SCT	(12,699,940)
Add: Year End Fair Value of Equity Awards Granted in the Year	21,059,622
Add/Subtract: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	10,074,983
Add/Subtract: Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(104,277)
Subtract: Pension Values Reported in the SCT	(240,561)
Add: Pension Service Cost Attributable to Year	96,188
Compensation Actually Paid	35,152,457

Non-PEO NEO Average Total Compensation Amount	$ 7,127,703	$ 2,887,540	$ 3,186,695	$ 3,056,066	$ 3,869,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,265,206	2,635,366	(1,700,521)	7,117,461	5,653,058
Adjustment to Non-PEO NEO Compensation Footnote
The amounts deducted and added in calculating the average “Compensation Actually Paid” for the other NEOs for 2024 are as follows:

2024 ($)

Average Reported SCT Total Compensation	7,127,703
Subtract: Average Equity Award Values Reported in the SCT	(5,205,278)
Add: Average Year End Fair Value of Equity Awards Granted in the Year	6,380,619
Add/Subtract: Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	992,914
Add/Subtract: Average Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(10,021)
Subtract: Average Pension Values Reported in the SCT	(54,252)
Add: Average Pension Service Cost Attributable to Year	33,521
Average Compensation Actually Paid	9,265,206

Compensation Actually Paid vs. Total Shareholder Return
As illustrated in the table above and the charts below, the “Compensation Actually Paid” (calculated as required under SEC rules) for the Company’s Named Executive Officers over the past four fiscal years has directionally aligned with the Company’s TSR, net income and MCO EPS for Compensation Purposes. For 2022, “Compensation Actually Paid” is a negative number for both Mr. Fauber and the average of the other NEOs. Principally this reflects the impact of the change in Moody’s share price between December 31, 2021, and December 31, 2022 as well as updates to the anticipated performance share payout factors between fiscal year-ends.
Along with Compensation Actually Paid, the chart below outlines our one-year, two-year, three-year, four-year and five-year TSR as compared to the one-year, two-year, three-year, four-year and five-year TSR of the Russell 3000 Financial Services Index. In each case, TSR is measured starting from December 31, 2019:

Compensation Actually Paid vs. Net Income	The chart below illustrates the relationship between Compensation Actually Paid and Moody’s net income.
Compensation Actually Paid vs. Company Selected Measure	The chart below illustrates the relationship between Compensation Actually Paid and MCO EPS for Compensation Purposes. (1)Reflects Moody’s “MCO EPS For Compensation Purposes”
Total Shareholder Return Vs Peer Group
As illustrated in the table above and the charts below, the “Compensation Actually Paid” (calculated as required under SEC rules) for the Company’s Named Executive Officers over the past four fiscal years has directionally aligned with the Company’s TSR, net income and MCO EPS for Compensation Purposes. For 2022, “Compensation Actually Paid” is a negative number for both Mr. Fauber and the average of the other NEOs. Principally this reflects the impact of the change in Moody’s share price between December 31, 2021, and December 31, 2022 as well as updates to the anticipated performance share payout factors between fiscal year-ends.
Along with Compensation Actually Paid, the chart below outlines our one-year, two-year, three-year, four-year and five-year TSR as compared to the one-year, two-year, three-year, four-year and five-year TSR of the Russell 3000 Financial Services Index. In each case, TSR is measured starting from December 31, 2019:

Tabular List, Table

Performance Measure
MIS Operating Income
MA Operating Income
MA ARR
MCO EPS for Compensation Purposes
MA Cumulative Revenue
MIS Ratings Performance

Total Shareholder Return Amount	$ 208	170	120	167	123
Peer Group Total Shareholder Return Amount	185	143	116	136	99
Net Income (Loss)	$ 2,058,000,000	$ 1,607,000,000	$ 1,374,000,000	$ 2,214,000,000	$ 1,778,000,000
Company Selected Measure Amount	12.47	9.90	8.57	12.29	10.15
PEO Name	Fauber
Additional 402(v) Disclosure	For each year, “Compensation Actually Paid” reflects the Summary Compensation Table (SCT) total for the CEO, and the average SCT total for the other NEOs, adjusted in accordance with SEC rules, as shown below for 2024. Information on adjustments for prior years are included in our 2024 Proxy Statement.
As a result, “Compensation Actually Paid” does not reflect the value that was or may actually be realized by the NEOs.
Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values of RSUs did not materially differ from those disclosed at the time of the grant. In calculating the year-over-year change in the value of unvested option awards as well as the change in value to mid-year vesting dates, options were valued at each measurement date using a lattice model with the following inputs.
•Stock price: based on the closing stock price on the measurement date. If a mid-year vesting date was not a trading day, the first trading day following the vesting date was used as the measurement date. If a fiscal year-end date was not a trading day (e.g., December 31, 2023), the most recent trading day prior to the fiscal year-end date was used (e.g., December 29, 2023).
•Expected life: based on the original expected life established at grant date, as used for financial reporting purposes, with adjustments to reflect the amount by which the options were in-the-money / out-of-the-money on the relevant measurement date.
•Stock price volatility: based on historical volatility for a trailing term to match the remaining contractual term as of each measurement date.
•Risk-free rate: based on an interpolated U.S. Constant Maturity Treasury yield as of each measurement date.
•Dividend yield: based on the yield as of each measurement date.
	In valuing performance share awards, we calculated the fair value of unearned or earned but unvested awards, based on probable and/or final payout factors, as of the relevant measurement date.
Measure:: 1
Pay vs Performance Disclosure
Name	MIS Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	MA Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	MA ARR
Measure:: 4
Pay vs Performance Disclosure
Name	MCO EPS for Compensation Purposes
Non-GAAP Measure Description	MCO EPS for Compensation Purposes is the Company’s adjusted diluted EPS. The Company selected MCO EPS for Compensation Purposes as the company-selected measure because, as the main metric in the performance share program, it is the most important financial performance metric for executive compensation purposes. Refer to the Company’s Annual Reports on Form 10-K filed in respect of the years ended December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024, for a reconciliation of diluted EPS to adjusted diluted EPS.
Measure:: 5
Pay vs Performance Disclosure
Name	MA Cumulative Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	MIS Ratings Performance
Robert Fauber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,966,442	$ 14,387,659	$ 11,619,773	$ 9,750,157
PEO Actually Paid Compensation Amount	35,152,457	$ 23,499,543	$ (4,692,319)	$ 21,584,082
Raymond W. McDaniel, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 17,270,662
PEO Actually Paid Compensation Amount					$ 22,264,987
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,699,940)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,561)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,188
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,059,622
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,074,983
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,277)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,205,278)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,252)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,521
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,380,619
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	992,914
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,021)